[letterhead of
State Street Research & Management Company
One Financial Center
Boston, Massachusetts 02111]

VIA EDGAR

August 15, 2001

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      State Street Research Equity Trust
         Securities Act of 1933 Registration No. 33-4296
         Investment Company Act of 1940 File No. 811-4624
         CIK 0000790941
         -----------------------------------------------------------------------

Ladies and Gentlemen:

On behalf of State Street Research Equity Trust (the "Registrant") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as the same have been modified by Regulation S-T, we hereby file a statement to note for the record that prospectuses are in use which are foreign language translations of the English language prospectuses noted below.

The prospectus for State Street Research Mid-Cap Value Fund (formerly State Street Research Alpha Fund) was filed on February 23, 2001 (EDGAR accession number 0000912057-01-006526). The prospectus for State Street Research Athletes Fund was filed electronically on November 3, 2000 (EDGAR accession number 0000950146-00-000975) and supplemented as of June 27, 2001. The supplement was filed electronically on June 26, 2001 (EDGAR accession number 0000912057-01-521154).


                                             PROSPECTUS
FUND                                         DATED NOVEMBER 1, 2000
                                             AS SUPPLEMENTED MARCH 1, 2001

                                             CHINESE          SPANISH
State Street Research
  Mid-Cap Value Fund                           X                 X

FUND                                   PROSPECTUS                               SUPPLEMENT
                                       DATED NOVEMBER 1, 2000                   DATED JUNE 27, 2001


                                       CHINESE        SPANISH                   CHINESE         SPANISH
State Street Research
 Athletes Fund                                          X                                          X

Pursuant to Rule 306 of Regulation S-T, the Registrant represents that the English language prospectuses are fair and accurate translations of the foreign language versions now in use.

If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1371.

STATE STREET RESEARCH
EQUITY TRUST


By:      /s/ Amy L. Simmons
         -------------------------
         Amy L. Simmons
         Assistant Secretary


cc:      Peter T. Fariel, Esq.
         Geoffrey R.T. Kenyon, Esq.
         Evelyn M. Talmo
           Goodwin Procter LLP
         Darman A. Wing, Esq.
           State Street Research & Management Company